Segment Information - Summary Of Noncontrolling Equity Interest In The Distributable Earnings (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Amortization of recoupable portion of the purchase price	$ 1.3	$ 5.7	$ 7.7	$ 7.7	$ 7.7
Noncontrolling interest discount amortization	0.0	13.3	13.2	22.7	22.7
Noncontrolling equity interest in distributable earnings	14.1	27.4	34.3	28.8	16.8
Noncontrolling equity interest	$ 15.4	$ 46.4	$ 55.2	$ 59.2	$ 47.2